Subsidiaries - Summarized Financial Information of the Group's Principal Subsidiaries with Significant Non-controlling Interests (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of subsidiaries [Line Items]
Current assets	¥ 486,767	¥ 466,913
Non-current assets	2,001,359	2,265,997
Current liabilities	605,418	661,419
Non-current liabilities	516,087	627,186
Revenue	1,933,836	2,516,810		¥ 2,374,934	[1]
Total comprehensive income	22,355	75,945		71,332	[1]
Profit attributable to non-controlling interests	14,479	21,333		20,944	[1]
Net cash inflow from operating activities	318,575	359,610		353,256	[1]
Net cash (outflow) / inflow from investing activities	(181,986)	(332,948)		(267,812)	[1]
Net cash (outflow) / inflow from financing activities	(99,400)	(27,276)		(125,703)	[1]
Effect of foreign exchange rate changes on cash and cash equivalents	(4,967)	1,069		2,513	[1]
Net (decrease) / increase in cash and cash equivalents	32,222	455		(37,746)	[1]
Cash and cash equivalents at beginning of the year	86,409	85,954	[1]	123,700	[1]
Cash and cash equivalents at end of the year	¥ 118,631	¥ 86,409		85,954	[1]
CNPC Exploration and Development Company Limited [member]
Disclosure of subsidiaries [Line Items]
Percentage ownership interest (%)	50.00%	50.00%
Current assets	¥ 16,046	¥ 20,604
Non-current assets	182,392	186,792
Current liabilities	21,820	18,911
Non-current liabilities	22,566	25,326
Net assets	154,052	163,159
Revenue	33,312	47,096		45,618
Profit from continuing operations	6,006	14,126		15,563
Total comprehensive income	(6,972)	17,879		17,577
Profit attributable to non-controlling interests	3,311	8,274		8,844
Dividends paid to non-controlling interests	1,498	1,923		2,038
Net cash inflow from operating activities	5,681	17,780		22,467
Net cash (outflow) / inflow from investing activities	(16,187)	(17,306)		(33,466)
Net cash (outflow) / inflow from financing activities	7,410	(1,118)		7,865
Effect of foreign exchange rate changes on cash and cash equivalents	(776)	220		(1,350)
Net (decrease) / increase in cash and cash equivalents	(3,872)	(424)		(4,484)
Cash and cash equivalents at beginning of the year	13,074	13,498		17,982
Cash and cash equivalents at end of the year	¥ 9,202	¥ 13,074		13,498
PetroChina Sichuan Petrochemical Company Limited [member]
Disclosure of subsidiaries [Line Items]
Percentage ownership interest (%)	90.00%	90.00%
Current assets	¥ 4,278	¥ 3,600
Non-current assets	26,371	25,904
Current liabilities	5,382	4,444
Non-current liabilities	486	615
Net assets	24,781	24,445
Revenue	35,319	49,858		39,887
Profit from continuing operations	520	544		735
Total comprehensive income	520	544		735
Profit attributable to non-controlling interests	52	54		74
Dividends paid to non-controlling interests	12	19		0
Net cash inflow from operating activities	5,119	3,413		2,236
Net cash (outflow) / inflow from investing activities	(380)	537		178
Net cash (outflow) / inflow from financing activities	(3,186)	(4,035)		(2,332)
Effect of foreign exchange rate changes on cash and cash equivalents	0	0		0
Net (decrease) / increase in cash and cash equivalents	1,553	(85)		82
Cash and cash equivalents at beginning of the year	8	93		11
Cash and cash equivalents at end of the year	¥ 1,561	¥ 8		¥ 93

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, the comparative information is not restated in this respect (see Note 3(ac)).